Income Taxes - Schedule of Reconciliation of Income Tax Expense (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025		Jun. 30, 2024	Jun. 30, 2023
Schedule of Reconciliation of Income Tax Expense [Abstract]
(Loss) Income before income tax expense	$ (617,290)		$ (261,486)	$ 294,856
Hong Kong statutory income tax rate	16.50%		16.50%	16.50%
Computed income tax (benefits) expense with Hong Kong statutory income tax rate	$ (101,853)		$ (43,146)	$ 48,651
Non-deductible expenses	47,715	[1]
Non-taxable income	(5)		(217)	(41)
Effect of tax concession				(190)
Effect of preferential tax rates in Hong Kong				(25,142)
Income tax (benefits) expenses	$ (54,143)		$ (43,363)	$ 23,278

[1]	Non-deductible expenses for the six months ended June 30, 2025 mainly represented expenses incurred by the Company. Since the Company is a holding company with no operations, the expenses were not allowed to be carried forward and set off profits in subsequent periods according to Hong Kong tax laws.